Related-Party Balances and Transactions (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Revenues	R$ 38,092,050	R$ 36,145,477	R$ 25,572,056
Sanitation Services [Member]
IfrsStatementLineItems [Line Items]
Revenues	952,803	891,312
Payments Received Related Parties [Member]
IfrsStatementLineItems [Line Items]
Revenues	(910,676)	(843,026)
Payment Received From Reimbursement [Member]
IfrsStatementLineItems [Line Items]
Revenues	R$ (276,307)	R$ (178,941)